Financial risk management - Fair values - Summary of Financial Assets and Liabilities by Class (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 1,345	$ 1,431
Current other financial assets	475	629
Non-current other financial assets	870	802
Cash and cash equivalents	9,605	17,236
Total financial assets	15,203	23,819
Non-financial assets	72,621	71,347
Total assets	87,824	95,166
Other financial liabilities	2,874	2,576
Current other financial liabilities	376	579
Lease liabilities	2,694	2,576
Total financial liabilities	22,376	25,612
Non-financial liabilities	18,896	20,788
Total liabilities	41,272	46,400
Financial assets held at fair value through profit or loss [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non-current other financial assets	238	273
Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial assets		100
Cash and cash equivalents	9,605	17,236
Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Bank loans	2,460	2,472
Notes and debentures	9,546	11,363
Other	1	17
Current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	101	118
Non-current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	2,025	1,466
Trades and other payables [member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	4,149	5,223
Provisionally priced trade payables [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	652	1,385
Current other financial liabilities [Member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Current other financial liabilities	70	103
Non current other financial liabilities [Member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	435	500
Current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	205	358
Current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	146	326
Current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	329	203
Non-current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	167	136
Non-current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	26	16
Non-current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	38	31
Non-current investment in shares [member] | Financial assets held at fair value through other comprehensive income [member] | Level 1 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	178	138
Non-current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	261	239
Trade and other receivable [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	1,293	1,674
Provisionally priced trade receivables [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 2,960	$ 3,478